Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 1,574.34
Total Fee Amount	1,574.34
Total Transaction Valuation	11,400,000.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A